Share-Based Payments - Summary of Options Granted (Detail)	12 Months Ended
	Jun. 30, 2018 AUD ($) shares	Jun. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year Number	0	0
Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at start of the year	381,740,601
Granted during the year Number	0
Exercised during the year Number	0
Forfeited during the year Number	0
Balance at end of the year Number	381,740,601	381,740,601
Vested and exercisable at end of the year Number	381,740,601
July 31,2015 [member] | Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 31, 2015
Expiry date	Aug. 05, 2020
Exercise price | $	$ 0.0237
Balance at start of the year	371,445,231
Granted during the year Number	0
Exercised during the year Number	0
Forfeited during the year Number	0
Balance at end of the year Number	371,445,231	371,445,231
Vested and exercisable at end of the year Number	371,445,231
July 31,2015 [member] | Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 31, 2015
Expiry date	Aug. 05, 2021
Exercise price | $	$ 0.0250
Balance at start of the year	8,475,995
Granted during the year Number	0
Exercised during the year Number	0
Forfeited during the year Number	0
Balance at end of the year Number	8,475,995	8,475,995
Vested and exercisable at end of the year Number	8,475,995
October30,2015 [member] | Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 30, 2015
Expiry date	Oct. 30, 2020
Exercise price | $	$ 0.0570
Balance at start of the year	793,103
Granted during the year Number	0
Exercised during the year Number	0
Forfeited during the year Number	0
Balance at end of the year Number	793,103	793,103
Vested and exercisable at end of the year Number	793,103
March7,2016 [member] | Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 07, 2016
Expiry date	Mar. 07, 2021
Exercise price | $	$ 0.0400
Balance at start of the year	1,026,272
Granted during the year Number	0
Exercised during the year Number	0
Forfeited during the year Number	0
Balance at end of the year Number	1,026,272	1,026,272
Vested and exercisable at end of the year Number	1,026,272